Notes payable - Seller note (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 30, 2021
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 483,636
Repayment of debt		366,749	$ 2,920
Seller note payable | Scottsdale, AZ Building
Disclosure of detailed information about borrowings [line items]
Principal amount				$ 5,100
Interest rate				5.00%
Seller note payable | Emerald
Disclosure of detailed information about borrowings [line items]
Principal amount			8,000
Repayment of debt	$ 3,000		5,000
Seller note payable | Glendale
Disclosure of detailed information about borrowings [line items]
Principal amount			5,000
Seller note payable | Phyto
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 1,500	$ 1,500